Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Invesco Treasury Portfolio - Cash Management Class | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.98%	1.50%	0.01%	0.31%	1.99%	1.66%	0.68%	0.15%	0.02%	0.01%
Invesco Government & Agency Portfolio - Cash Management Class | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.99%	1.54%	0.03%	0.33%	2.02%	1.67%	0.71%	0.20%	0.04%	0.01%
Invesco Treasury Obligations Portfolio - Cash Management Class | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.87%	1.45%	0.01%	0.34%	1.96%	1.64%	0.63%	0.13%	0.10%	0.03%
Invesco Treasury Portfolio - CAVU Securities Class | CAVU Securities Class
Prospectus [Line Items]
Annual Return [Percent]	5.07%	1.56%	0.01%
Invesco Government & Agency Portfolio - CAVU Securities Class | CAVU Securities Class
Prospectus [Line Items]
Annual Return [Percent]	5.08%	1.60%	0.03%
Invesco Treasury Portfolio - Corporate Class | Corporate Class
Prospectus [Line Items]
Annual Return [Percent]	5.04%	1.54%	0.01%	0.33%	2.04%	1.71%	0.73%	0.20%	0.03%	0.01%
Invesco Government & Agency Portfolio - Corporate Class | Corporate Class
Prospectus [Line Items]
Annual Return [Percent]	5.05%	1.58%	0.03%	0.36%	2.07%	1.72%	0.76%	0.25%	0.05%	0.01%
Invesco Treasury Obligations Portfolio - Corporate Class | Corporate Class
Prospectus [Line Items]
Annual Return [Percent]	4.92%	1.49%	0.01%	0.37%	2.01%	1.68%	0.67%	0.15%	0.10%	0.03%
Invesco Treasury Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.07%	1.56%	0.01%	0.36%	2.07%	1.74%	0.76%	0.23%	0.03%	0.01%
Invesco Government & Agency Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.08%	1.60%	0.03%	0.38%	2.10%	1.75%	0.79%	0.28%	0.05%	0.01%
Invesco Treasury Obligations Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.96%	1.51%	0.01%	0.39%	2.05%	1.72%	0.71%	0.18%	0.11%	0.03%
Invesco Treasury Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.49%	1.17%	0.01%	0.19%	1.51%	1.19%	0.32%	0.09%	0.02%	0.01%
Invesco Government & Agency Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.50%	1.20%	0.03%	0.19%	1.54%	1.19%	0.35%	0.12%	0.04%	0.01%
Invesco Treasury Obligations Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.39%	1.12%	0.01%	0.19%	1.49%	1.16%	0.33%	0.13%	0.10%	0.03%
Invesco Government & Agency Portfolio - Premier Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.08%	1.60%	0.03%	0.38%	2.10%	1.75%	0.79%	0.28%	0.05%	0.01%
Invesco Treasury Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.75%	1.34%	0.01%	0.25%	1.76%	1.44%	0.46%	0.09%	0.02%	0.01%
Invesco Government & Agency Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.76%	1.37%	0.03%	0.25%	1.79%	1.44%	0.49%	0.12%	0.04%	0.01%
Invesco Treasury Obligations Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.69%	1.32%	0.01%	0.28%	1.79%	1.47%	0.46%	0.13%	0.10%	0.03%
Invesco Treasury Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Annual Return [Percent]	4.16%	0.99%	0.01%	0.12%	1.19%	0.90%	0.31%	0.09%	0.02%	0.01%
Invesco Government & Agency Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Annual Return [Percent]	4.17%	1.01%	0.03%	0.13%	1.22%	0.91%	0.34%	0.12%	0.04%	0.01%
Invesco Treasury Obligations Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Annual Return [Percent]	4.05%	0.94%	0.01%	0.12%	1.16%	0.88%	0.33%	0.13%	0.10%	0.03%
Invesco Treasury Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Annual Return [Percent]	4.90%	1.43%	0.01%	0.28%	1.91%	1.58%	0.60%	0.10%	0.02%	0.01%
Invesco Government & Agency Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Annual Return [Percent]	4.91%	1.47%	0.03%	0.30%	1.94%	1.59%	0.63%	0.14%	0.04%	0.01%
Invesco Treasury Obligations Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Annual Return [Percent]	4.79%	1.38%	0.01%	0.30%	1.88%	1.56%	0.55%	0.13%	0.10%	0.03%